Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Preferred shares [Member]	Common shares [Member]	Contributed Surplus [Member]	Shareholders' Retained Earnings [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2017		$ 3,577	$ 22,989	$ 277	$ 10,083	$ 4,087	$ 221	$ 929
Change in unrealized foreign exchange gains (losses) of net foreign operations	$ 3,078					2,650
Exercise of stock options and deferred share units			$ 59	(10)
Net income attributed to non-controlling interests	214							214
Issued (note 11)		250
Net income (loss) attributed to participating policyholders	(127)						(127)
Net Income attributed to shareholders					$ 4,800
Change in actuarial gains (losses) on pension and other post-employment plans	(62)					(62)
Common shares repurchased			(269)		(209)
Stock option expense				10
Impact of deferred tax asset rate change	(7)
Other comprehensive income (loss) attributed to non-controlling interests								(2)
Issuance costs, net of tax		(5)
Change in unrealized gains (losses) on available-for-sale financial securities	(458)					(443)
Preferred share dividends					$ (168)
Acquisition of non-controlling interest				(12)
Contributions (distributions), net								(48)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(34)					(18)
Common share dividends					(1,802)
Issued under dividend reinvestment and share purchase plans			$ 182
Change in real estate revaluation reserve	(1)					(1)
Share of other comprehensive income (losses) of associates	(1)					(1)
Balance, end of year at Dec. 31, 2018	47,151	3,822	22,961	265	12,704	6,212	94	1,093
Total shareholders' equity, end of year	45,964
Change in unrealized foreign exchange gains (losses) of net foreign operations	(1,933)					(1,612)
Exercise of stock options and deferred share units			$ 104	(20)
Net income attributed to non-controlling interests	233							233
Opening adjustment at adoption of IFRS 16 (note 2)					(19)		(3)
Net income (loss) attributed to participating policyholders	(333)						(333)
Net Income attributed to shareholders					$ 5,602
Change in actuarial gains (losses) on pension and other post-employment plans	76					76
Common shares repurchased			(677)		(662)
Stock option expense				11
Impact of deferred tax asset rate change	(6)			(2)
Other comprehensive income (loss) attributed to non-controlling interests							(1)	4
Change in unrealized gains (losses) on available-for-sale financial securities	2,212					1,775
Preferred share dividends					$ (172)
Contributions (distributions), net								(119)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(28)					(16)
Common share dividends					(1,965)
Issued under dividend reinvestment and share purchase plans			$ 739
Change in real estate revaluation reserve	11					11
Share of other comprehensive income (losses) of associates	1					1
Balance, end of year at Dec. 31, 2019	50,106	$ 3,822	$ 23,127	$ 254	$ 15,488	$ 6,447	$ (243)	$ 1,211
Total shareholders' equity, end of year	$ 49,138